BUSINESS SEGMENT INFORMATION - Reconciliation of Revenue from Segments to Consolidated (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Total revenues		$ 12,644	$ 7,614	$ 12,415
Adjustments related to:
Investment expenses		105	77	72
Operating Segments | Individual Retirement
Segment Reporting Information [Line Items]
Total revenues		2,028	1,989	2,177
Operating Segments | Group Retirement
Segment Reporting Information [Line Items]
Total revenues		1,158	1,371	1,148
Operating Segments | Investment Management and Research
Segment Reporting Information [Line Items]
Total revenues		4,105	4,430	3,704
Operating Segments | Protection Solutions
Segment Reporting Information [Line Items]
Total revenues		3,120	3,179	3,038
Operating Segments | Wealth Management
Segment Reporting Information [Line Items]
Total revenues	$ 1,446		1,437	1,180
Operating Segments | Legacy
Segment Reporting Information [Line Items]
Total revenues	$ 819		1,229	2,134
Corporate and Other
Segment Reporting Information [Line Items]
Total revenues		910	1,021	805
Adjustments
Adjustments related to:
Variable annuity product features		(2,193)	1,115	3,912
Investment (gains) losses		945	(867)	(745)
Other adjustments to segment revenues		2,956	(6,511)	(4,266)
Intersegment Eliminations
Segment Reporting Information [Line Items]
Total revenues		(760)	(779)	$ (673)
Adjustments related to:
Investment expenses		(110)	(96)
Intersegment Eliminations | Investment Management and Other Fees
Adjustments related to:
Revenues		134	126
Intersegment Eliminations | Wealth Management
Adjustments related to:
Expense Related to Distribution or Servicing and Underwriting Fees		$ (736)	$ (748)